Expense Example, No Redemption - A C I Shares - JPMorgan Unconstrained Debt Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	463	693	940	1,648	143	485	852	1,749	66	251	452	1,030